DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations - 0.0% (a)
342,307	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (b)(c)	01/14/2026	324,415

Total Asset Backed Obligations (Cost $342,307)					324,415

Collateralized Loan Obligations - 0.3%
1,000,000	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	11.70	% (c)	10/20/2030	817,935
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	12.41	% (c)	07/15/2029	811,753

Total Collateralized Loan Obligations (Cost $1,980,000)					1,629,688

Non-Agency Commercial Mortgage Backed Obligations - 0.3%
381,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (b)(c)	05/15/2035	237,934
183,290	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (b)(c)(d)	06/05/2030	141,889
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (b)(c)	02/10/2048	180,734
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (c)	02/10/2049	61,253
194,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.85	% (b)	08/10/2047	177,912
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.85%, 2.60% Floor)	8.01	% (c)	07/05/2033	299,247
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (b)(c)	07/05/2033	290,806
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (b)(c)	07/05/2033	282,496
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	% (b)	10/15/2047	232,834
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	316,377

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,707,160)					2,221,482

Non-Agency Residential Collateralized Mortgage Obligations - 94.7%
4,299,666	Adjustable Rate Mortgage Trust, Series 2005-10-5A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.00% Cap)	5.67%		01/25/2036	4,019,162
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53	% (c)	07/17/2037	1,617,810
6,000,000	AMSR Trust, Series 2020-SFR4-E2	2.46	% (c)	11/17/2037	5,366,432
7,750,000	AMSR Trust, Series 2020-SFR4-F	2.86	% (c)	11/17/2037	6,929,972
4,500,000	Angel Oak Mortgage Trust LLC, Series 2021-5-M1	2.39	% (b)(c)	07/25/2066	2,780,853
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20	% (b)(c)	10/25/2048	6,403,132
4,405,318	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 5.25% Floor)	10.44%		01/15/2033	4,138,204
9,500,000	Asset-Backed Pass-Through Certificates, Series 2005-R4-M6 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	6.16%		07/25/2035	7,937,806
4,006,967	Banc of America Alternative Loan Trust, Series 2007-1-3A24	6.00%		04/25/2037	3,315,365
971,526	Banc of America Funding Trust, Series 2006-2-2A11	5.50%		03/25/2036	814,011
904,363	Banc of America Funding Trust, Series 2007-1-TA8	6.35	% (e)	01/25/2037	803,126
3,207,588	Banc of America Funding Trust, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39	% (c)	06/26/2036	2,616,971
1,256,260	Banc of America Mortgage Trust, Series 2006-3-1A10	6.00%		10/25/2036	1,037,817
8,841,107	BCAP LLC Trust, Series 2012-RR4-6A2	4.32	% (b)(c)	11/26/2035	4,890,688
3,772,782	BCAP LLC Trust, Series 2013-RR2-6A2	4.40	% (b)(c)	06/26/2037	2,931,703
2,371,940	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.89	% (b)	07/25/2036	2,017,088
1,872,219	Bear Stearns ALT-A Trust, Series 2005-10-23A1	4.27	% (b)	01/25/2036	1,658,474
1,522,904	Bear Stearns ALT-A Trust, Series 2006-4-31A1	4.21	% (b)	07/25/2036	987,106
914,738	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75	% (e)	12/25/2036	883,015
5,877,964	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.28%, 0.28% Floor)	4.53%		10/25/2036	8,737,889
715,324	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	5.61%		04/25/2036	744,031
7,887,186	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (c)(e)	04/01/2069	7,553,503
3,500,000	BRAVO Residential Funding Trust, Series 2023-NQM4-A1	6.44	% (c)(e)	05/25/2063	3,493,141
4,747,093	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	5.29%		12/25/2036	4,544,440
1,630,674	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	716,001
3,697,384	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	1,623,586
318,573	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	155,820
87,294	CHL Mortgage Pass-Through Trust, Series 2006-10-1A11	5.85%		05/25/2036	41,408
1,964,742	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.50	% (f)(g)	09/25/2036	169,105
1,964,742	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	5.75%		09/25/2036	612,154
501,520	CHL Mortgage Pass-Through Trust, Series 2006-17-A6	6.00%		12/25/2036	217,190
1,215,568	CHL Mortgage Pass-Through Trust, Series 2006-19-1A7	6.00%		01/25/2037	631,516
1,596,486	CHL Mortgage Pass-Through Trust, Series 2006-9-A2	6.00%		05/25/2036	777,643
5,873,597	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	3,826,075
5,188,090	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	2,679,860
447,315	CHL Mortgage Pass-Through Trust, Series 2007-4-1A10	6.00%		05/25/2037	214,858
312,889	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	141,077
3,234,795	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.78	% (b)	03/25/2037	2,768,445
10,583,642	CIM Trust, Series 2023-R2-A1	5.50	% (b)(c)	08/25/2064	10,448,026
11,863,138	CIM Trust, Series 2023-R4-A1	5.00	% (b)(c)	05/25/2062	11,492,285
544,822	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	518,195
573,751	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.56	% (b)	08/25/2047	507,528
1,064,263	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.85	% (b)(c)	04/25/2036	644,622
2,112,318	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (b)(c)	02/27/2062	1,922,092
3,752,870	Citigroup Mortgage Loan Trust, Series 2009-10-2A2	7.00	% (b)(c)	12/25/2035	2,650,832
8,786,584	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (c)	10/25/2058	7,268,618
8,535,862	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (b)(c)	08/25/2064	7,433,303
1,040,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (b)(c)	08/25/2064	794,787
874,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (b)(c)	08/25/2064	672,605
738,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (b)(c)	08/25/2064	552,204
1,939,942	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	7.17	% (b)(c)	08/25/2064	1,440,457
926,986	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	838,711
3,735,317	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		05/25/2036	3,001,998
4,113,481	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	05/25/2036	138,972
6,353,981	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	5.65%		05/25/2037	5,101,705
6,353,981	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.45	% (f)(g)	05/25/2037	296,176
1,846,998	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	1,596,024
1,258,702	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	1,087,714
1,756,860	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,541,337
5,778,432	COLT Mortgage Loan Trust, Series 2023-1-A1	6.05	% (c)(e)	04/25/2068	5,740,696
1,716,200	Countrywide Alternative Loan Trust, Series 2004-27CB-A6	5.50%		12/25/2034	1,502,247
830,107	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	576,665
2,007,812	Countrywide Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	1,444,787
1,082,439	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	782,104
3,361,196	Countrywide Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	2,087,968
2,158,229	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	1,560,388
163,714	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	155,952
2,718,673	Countrywide Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	5.50%		01/25/2036	1,398,901
2,718,673	Countrywide Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	0.00	% (f)(g)	01/25/2036	130,319
6,445,280	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	3,315,168
1,127,792	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	631,822
10,818,236	Countrywide Alternative Loan Trust, Series 2006-31CB-A4	6.00%		11/25/2036	6,661,647
2,463,343	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	1,390,129
940,339	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	515,498
2,972,624	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	1,510,448
1,609,646	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	808,515
948,352	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	467,498
976,728	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	603,928
2,689,711	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	1,663,097
946,284	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	509,538
764,512	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	419,438
11,854,013	Countrywide Alternative Loan Trust, Series 2007-16CB-3A1	6.75%		08/25/2037	3,035,046
4,327,604	Countrywide Alternative Loan Trust, Series 2007-2CB-2A9	5.75%		03/25/2037	2,368,957
3,439,701	Countrywide Alternative Loan Trust, Series 2007-4CB-1A9	5.75%		04/25/2037	2,902,319
4,156,849	Countrywide Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.51%		06/25/2047	3,439,249
8,968,526	Countrywide Asset Backed Certificates, Series 2006-25-M1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	5.40%		06/25/2047	6,780,242
1,017,212	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	886,185
800,840	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	257,763
3,800,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-M1	2.84	% (b)(c)	02/25/2050	2,829,185
3,616,218	Credit Suisse Mortgage-Backed Trust, Series 2022-JR1-A1	4.27	% (c)(e)	10/25/2066	3,468,612
730,587	CSMC Mortgage-Backed Trust, Series 2006-6-1A10	6.00%		07/25/2036	384,765
3,456,316	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	1,884,990
370,524	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (c)(d)	07/25/2037	287,428
2,269,694	CSMC Trust, Series 2009-9R-10A2	5.50	% (c)	12/26/2035	1,320,559
12,201,290	CSMC Trust, Series 2020-RPL1-PT1	3.34	% (b)(c)	10/25/2069	9,520,584
1,489,663	CSMC Trust, Series 2021-JR1-A1	2.47	% (b)(c)	09/27/2066	1,437,243
2,145,275	CSMC Trust, Series 2021-JR2-A1	2.22	% (b)(c)	11/25/2061	2,045,493
992,662	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	828,376
202,114	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	163,308
590,052	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	4.72	% (b)(c)	09/26/2036	530,910
4,735,000	Ellington Financial Mortgage Trust, Series 2019-2-B1	4.07	% (b)(c)	11/25/2059	3,634,247
6,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2023-DNA2-M1B (Secured Overnight Financing Rate 30 Day Average + 3.25%)	8.32	% (c)	04/25/2043	6,031,580
10,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2023-HQA2-M1B (Secured Overnight Financing Rate 30 Day Average + 3.35%)	8.42	% (c)	06/25/2043	10,112,630
535,956	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	279,731
1,762,142	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	690,269
1,873,082	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	820,604
126,477	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	60,352
3,000,000	FirstKey Homes Trust, Series 2020-SFR1-F1	3.64	% (c)	08/17/2037	2,773,418
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (c)	10/19/2037	8,509,102
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (c)	10/19/2037	8,614,508
10,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (b)(c)	07/25/2026	8,150,204
10,016,902	Fremont Home Loan Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		11/25/2036	3,636,421
4,280,937	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	5.38%		10/25/2045	3,382,952
7,905,824	GSAMP Trust, Series 2007-NC1-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	5.28%		12/25/2046	4,303,451
282,987	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	145,523
1,603,990	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.40	% (f)(g)	10/25/2036	218,628
1,603,990	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		10/25/2036	614,344
756,772	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	463,551
1,641,062	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	930,626
4,117,570	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	5.58%		02/19/2046	3,548,906
5,224,092	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 2.00%, 10.50% Cap)	6.15%		10/25/2037	4,108,273
3,683,907	Home Partners of America Trust, Series 2019-2-C	3.02	% (c)	10/19/2039	3,223,427
3,920,031	Home Partners of America Trust, Series 2019-2-D	3.12	% (c)	10/19/2039	3,386,341
7,378,881	Home Partners of America Trust, Series 2019-2-E	3.32	% (c)	10/19/2039	6,284,836
2,108,678	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,061,416
3,622,015	IndyMac IMSC Mortgage Loan Trust, Series 2007-AR1-3A1	4.23	% (b)	06/25/2037	2,958,601
1,686,233	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46	% (e)	12/25/2036	1,604,776
2,360,333	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	5.29	% (b)(c)	11/25/2036	1,342,139
351,535	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	194,236
1,259,217	JP Morgan Mortgage Trust, Series 2006-A5-3A2	4.28	% (b)	08/25/2036	1,041,868
1,899,358	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	828,685
914,892	Lavender Trust, Series 2010-R11A-A4	3.54	% (b)(c)	10/26/2036	390,457
11,774,838	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	7.50	% (c)(e)(i)	11/25/2059	10,827,313
11,626,135	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (c)	06/25/2058	9,997,263
5,000,000	Legacy Mortgage Asset Trust, Series 2020-SL1-M	3.25	% (b)(c)	01/25/2060	4,705,005
1,623,893	Lehman Mortgage Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	5.49%		08/25/2046	1,409,438
799,010	Lehman Mortgage Trust, Series 2007-1-1A2	5.75%		02/25/2037	779,935
1,355,704	Lehman Mortgage Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	5.35	% (c)	06/25/2037	876,849
5,287,559	Lehman Mortgage Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	5.38	% (c)	06/25/2037	3,424,257
3,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (b)(c)	02/25/2026	2,769,072
6,754,908	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	5.73%		03/25/2046	2,461,047
4,660,793	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-3A2	3.48	% (b)	07/25/2035	1,797,905
947,838	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	890,556
15,943,935	MASTR Asset Backed Securities Trust, Series 2006-WMC3-A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	5.42%		08/25/2036	6,500,581
1,352,205	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	533,287
1,022,135	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	455,068
4,600,000	MFA Trust, Series 2021-NQM2-M1	2.37	% (b)(c)	11/25/2064	2,996,229
3,620,318	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	2,245,862
671,932	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	289,209
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74	% (b)(c)	09/25/2059	1,764,470
4,500,000	NMLT Trust, Series 2021-INV2-B1	3.32	% (b)(c)	08/25/2056	2,771,570
3,163,114	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (b)	01/25/2036	1,023,158
784,342	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00	% (e)	03/25/2047	698,128
4,752,056	OBX Trust, Series 2023-NQM3-A1	5.95	% (c)(e)	02/25/2063	4,712,567
6,742,852	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		07/25/2036	2,677,727
2,435,437	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.88	% (c)	10/27/2024	2,376,465
1,729,400	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	8.08	% (c)	02/27/2024	1,692,609
10,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.15	% (c)	03/25/2026	9,677,133
360,678	PR Mortgage Loan Trust, Series 2014-1-APT	5.88	% (b)(c)	10/25/2049	327,557
2,613,077	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (c)(e)	07/25/2051	2,420,171
3,767,776	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (c)(e)	09/25/2051	3,438,918
2,057,691	PRPM LLC, Series 2020-4-A1	2.95	% (c)(e)	10/25/2025	2,031,530
3,600,659	PRPM LLC, Series 2021-2-A1	2.12	% (b)(c)	03/25/2026	3,412,678
9,800,000	PRPM LLC, Series 2021-2-A2	3.77	% (b)(c)	03/25/2026	8,687,459
4,140,802	PRPM LLC, Series 2021-6-A1	1.79	% (c)(e)	07/25/2026	3,774,995
5,987,000	PRPM LLC, Series 2021-6-A2	3.47	% (c)(e)	07/25/2026	5,012,377
2,930,454	PRPM LLC, Series 2021-7-A1	1.87	% (c)(e)	08/25/2026	2,686,898
476,163	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	436,056
15,336,140	Renaissance Home Equity Loan Trust, Series 2006-2-AF2	5.76	% (e)	08/25/2036	6,109,504
9,024,934	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (e)	11/25/2036	3,446,138
1,206,195	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	1,023,281
939,682	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	764,518
365,665	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	184,006
1,716,031	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	5.35%		09/25/2036	1,172,311
1,716,031	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	1.81	% (f)(j)	09/25/2036	177,133
1,981,619	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	1,731,417
2,102,311	Residential Accredit Loans, Inc., Series 2006-QS3-1A14	6.00%		03/25/2036	1,773,644
657,674	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	524,506
608,332	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	472,577
4,621,211	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.30	% (f)(g)	01/25/2037	225,854
4,621,211	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	5.70%		01/25/2037	3,239,703
351,496	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	269,376
4,139,547	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	1,655,788
945,751	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	636,280
9,295,886	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		03/25/2036	8,154,323
178,227	Sequoia Mortgage Trust, Series 2013-9-AP	0.00	% (c)(h)	07/25/2043	125,833
1,348,315	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (b)(c)	04/25/2065	1,241,281
2,372,927	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	4.81	% (b)	08/25/2035	1,417,306
1,185,646	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (b)	12/25/2035	1,058,279
799,312	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.99	% (b)	10/25/2037	635,456
2,734,533	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	5.51%		07/25/2046	2,276,632
2,848,220	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	5.53%		07/25/2046	2,165,127
4,355,643	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	5.57%		08/25/2036	3,573,877
3,791,731	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	5.34%		09/25/2047	3,420,169
4,500,000	Structured Asset Securities Corporation, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		11/25/2037	3,320,599
13,604,814	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34	% (c)	03/25/2037	10,970,370
4,300,000	TVC Mortgage Trust, Series 2020-RTL1-A2	4.97	% (c)(e)	09/25/2024	4,287,227
3,432,574	VCAT LLC, Series 2021-NPL5-A1	1.87	% (c)(e)	08/25/2051	3,114,834
3,554,155	VCAT LLC, Series 2021-NPL6-A1	1.92	% (c)(e)	09/25/2051	3,237,824
928,091	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (b)(c)	03/25/2049	632,556
402,470	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93	% (b)(c)	07/25/2049	339,432
1,744,613	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30	% (b)(c)	07/25/2049	1,386,740
1,103,765	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69	% (b)(c)	02/25/2050	854,832
1,590,869	Velocity Commercial Capital Loan Trust, Series 2021-1-M3	2.57	% (b)(c)	05/25/2051	1,135,018
3,841,024	Velocity Commercial Capital Loan Trust, Series 2021-1-M4	2.85	% (b)(c)	05/25/2051	2,621,330
3,782,366	Velocity Commercial Capital Loan Trust, Series 2021-2-M4	3.08	% (b)(c)	08/25/2051	2,636,358
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62	% (b)(c)	01/25/2060	1,568,370
3,639,553	Verus Securitization Trust, Series 2020-4-A1	1.50	% (c)(e)	05/25/2065	3,321,831
6,685,000	Verus Securitization Trust, Series 2021-6-B1	4.05	% (b)(c)	10/25/2066	4,463,302
2,073,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (b)(c)	02/25/2064	1,468,617
3,602,966	VOLT LLC, Series 2021-NPL6-A1	2.24	% (c)(e)	04/25/2051	3,299,084
947,815	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10-2A8	6.00%		11/25/2035	841,275
2,578,931	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	1,803,057
6,015,486	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.94%		09/25/2046	4,966,372
9,303,814	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	3.17	% (b)	01/25/2037	7,919,020
1,834,512	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	1,460,102
99,911	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	92,634
7,042,848	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-3A1	3.81	% (b)	07/25/2037	6,504,115
512,456	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	429,508
382,170	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.69	% (b)	04/25/2036	360,179
2,289,175	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	2,076,375

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $697,603,730)					567,505,359

Short Term Investments - 4.9%
9,720,085	First American Government Obligations Fund - Class U	5.03	% (k)		9,720,085
9,720,084	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (k)		9,720,084
9,720,084	Morgan Stanley Institutional Liquidity Funds Government Portfolio -Institutional Share Class	5.03	% (k)		9,720,084

Total Short Term Investments (Cost $29,160,253)					29,160,253

Total Investments - 100.2% (Cost $731,793,450)					600,841,197
Liabilities in Excess of Other Assets - (0.2)%					(1,403,640)

NET ASSETS - 100.0%					$599,437,557

(a)	Represents less than 0.05% of net assets

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)	Value determined using significant unobservable inputs.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Principal only security

(i)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(j)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(k)	Seven-day yield as of period end

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	94.7%
Short Term Investments	4.9%
Non-Agency Commercial Mortgage Backed Obligations	0.3%
Collateralized Loan Obligations	0.3%
Asset Backed Obligations	0.0%	(a)
Other Assets and Liabilities	(0.2)%

	100.0%

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Fund’s investment adviser, DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long- term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category
Investments in Securities
Level 1
Money Markets Funds	$29,160,253

Total Level 1	29,160,253
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	$567,217,931
Non-Agency Commercial Mortgage Backed Obligations	2,079,593
Collateralized Loan Obligations	1,629,688
Asset Backed Obligations	324,415

Total Level 2	571,251,627
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	$287,428
Non-Agency Commercial Mortgage Backed Obligations	141,889

Total Level 3	429,317

Total	$600,841,197

See the Schedule of Investments for further disaggregation of investment categories.